OPERATING EXPENSES - Cost of equipment and handsets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of equipment and handsets
Inventory balance at the beginning of the year	$ (6,001)	$ (7,079)	$ (9,073)
Plus:
Purchases	(19,754)	(17,711)	(21,529)
Other	1,356	1,986	1,434
Less:
Inventory balance at the end of the year	3,438	6,001	7,079
Cost of equipment and handsets	$ (20,961)	$ (16,803)	$ (22,089)